[Janus letterhead]
August 29, 2013
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-0505
RE: JANUS INVESTMENT FUND N-CSR FILING
Janus Alternative Fund
Janus Diversified Alternatives Fund
Janus Asset Allocation Funds
Janus Global Allocation Fund — Conservative (formerly named Janus Conservative Allocation Fund)
Janus Global Allocation Fund — Growth (formerly named Janus Growth Allocation Fund)
Janus Global Allocation Fund — Moderate (formerly named Janus Moderate Allocation Fund)
Janus Fixed Income Fund
Janus Real Return Fund (formerly named Janus Real Return Allocation Fund)
Janus Fixed Income & Money Market Funds
Janus Flexible Bond Fund
Janus Global Bond Fund
Janus High-Yield Fund
Janus Short-Term Bond Fund
Janus Government Money Market Fund
Janus Money Market Fund
Janus Mathematical Funds
INTECH Global Dividend Fund
INTECH International Fund
INTECH U.S. Core Fund
INTECH U.S. Growth Fund
INTECH U.S. Value Fund
Janus Value Funds
Perkins Large Cap Value Fund
Perkins Mid Cap Value Fund
Perkins Select Value Fund
Perkins Small Cap Value Fund
Perkins Value Plus Income Fund
(collectively, the “Funds”)
1933 Act File No. 2-34393
1940 Act File No. 811-1879
Dear Sir or Madam:
Pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, and Rule 30b2-1 (a) thereunder, and Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended, the Funds’ Annual Reports dated June 30, 2013, are hereby electronically transmitted.
If you have any questions regarding this filing, please call me at (303) 394-7624.
Sincerely,

/s/ Jesper Nergaard Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund
(Principal Accounting Officer and Principal Financial Officer)